                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    June 30, 2005

Check here if Amendment  [  ]               Amendment Number :  ___________
   This Amendment (Check only one):    [  ]  is a restatement
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.

Address:  300 Crescent Court, Suite 1111
          Dallas, Texas 75201


Form 13F File Number:    28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Reid S. Walker                     Contact Person: Joseph I. Worsham, II

Title:  Member of WS Capital, L.L.C.,
        general partner of
        WS Capital Management, L.P.

Phone:  (214) 756-6056

Signature, Place and Date of Signing:

          /S/ Reid S. Walker              Dallas, Texas         August 12, 2005
         ------------------------      -------------------       ------------
              (Signature)                (City, State)              (Date)

Report Type ( Check only one):


  [ X ]    13F HOLDINGS REPORT   (Check here if all holdings of this reporting
           manager are reported in this report.)

  [   ]    13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [   ]    13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                    109
Form 13F Information Table Value Total:               $495,674
                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


       Column 1:              Column 2: Column 3:  Column 4:        Column 5:        Column 6    Column 7:            Column 8:
                                                              --------------------                                     Voting
                                                    Fair                                                              Authority
                                                    Market                          ------------------------------------------------
                                Title               Value     Shares or  SH/  Put/  Investment    Other
                                 of      CUSIP    ---------   Principal  PRN  Call  Discretion   Managers     Sole     Shared   None
        Name of Issuer          Class    Number   (x $1,000)    Amount
------------------------------------------------------------------------------------------------------------------------------------
ALAMOSA HOLDINGS INC             COM    11589108       4170     300,000  SH          SOLE(1)                 300,000
ALLIED CAP CORP NEW              COM   01903Q108        437      15,000  SH          SHARED(2)                           15,000
AMDOCS LTD                       ORD   G02602103       2204      83,400  SH           SOLE(1)                 83,400
AMEGY BANCORPORATION INC         COM   02343R102      13428     600,000  SH          SHARED(2)                          600,000
AMERADA HESS CORP                COM    23551104       2663      25,000  SH           SOLE(1)                 25,000
AMERICAN EQTY INVT LIFE HLD      COM   025676206      11821     995,000  SH          SHARED(2)                          995,000
AMERIGON INC                     COM   03070L300       1044     298,200  SH          OTHER(3)                           298,200
AMERISOURCEBERGEN OCRP           COM   03073E105       6224      90,000  SH           SOLE(1)                 90,000
ARADIGM                          COM   038505103        530     500,000  SH          SHARED(2)                          500,000
ARENA PHARMACEUTICALS INC        COM   040047102        624      91,500  SH           SOLE(1)                 91,500
ARES CAP CORP                    COM   04010L103       5646     316,650  SH          SHARED(2)                          316,650
ARLINGTON TANKERS LTD            COM   G04899103        859      39,400  SH          OTHER(3)                            39,400
ARMOR HOLDINGS INC               COM   042260109       6845     172,800  SH          SHARED(2)                          172,800
ASPECT COMMUNICATIONS CORP       COM   04523Q102       5312     473,000  SH          SHARED(2)                          473,000
AUTOLIV INC                      COM   052800109       6268     143,100  SH          SHARED(2)                          143,100
BAKERS FOOTWEAR GROUP INC        COM   057465106       3359     306,723  SH          OTHER(3)                           306,723
BEARINGPOINT INC                 COM    74002106       1649     225,000  SH           SOLE(1)                225,000
BECKMAN COULTER INC              COM    75811109       2861      45,000  SH           SOLE(1)                 45,000
BEVERLY HILLS BANCORP DEL        COM   087866109        860      78,500  SH           SOLE(1)                 78,500
BRINK'S COMPANY                  COM   109696104       4320     120,000  SH           SOLE(1)                120,000
CAM COMM SOLUTIONS INC           COM   131916108        525      35,600  SH          OTHER(3)                            35,600
CAPITAL ONE FINANCIAL CORP       COM   14040h105        800      10,000  SH           SOLE(1)                 10,000
CARDINAL HEALTH INC              COM   14149Y108       2879      50,000  SH           SOLE(1)                 50,000
CAREER EDUCATION CORP            COM   141665959      16108     440,000  SH    PUT   SHARED(2)                          440,000
CENTILLIUM COMM INC              COM   152319109        382     175,900  SH          OTHER(3)                           175,900
CENVEO INC                       COM   15670s105        378      50,000  SH           SOLE(1)                 50,000
CINCINNATI BELL INC NEW          COM   171871106       7666   1,782,900  SH           SOLE(1)              1,782,900
COMPUTER HORIZONS CORP           COM   205908106        376     120,000  SH          OTHER(3)                           120,000
COMSTOCK RESOURCES INC NEW       COM   205768203       7208     285,000  SH          SHARED(2)                          285,000
                                 NEW
COVENTRY HEALTH CARE INC         COM   222862104       2830      40,000  SH           SOLE(1)                 40,000


DEAN FOODS CO NEW                COM   242370104      11640     330,300  SH          SHARED(2)                          330,300
DECKERS OUTDOOR CORP             COM   243537107        369      15,000  SH          SHARED(2)                           15,000
DESERT CMNTY BK VICTORVILLE      COM   25037Y109       4435     170,233  SH          SHARED(2)                          170,233
DIALYSIS CORP OF AMERICA         COM   252529102       1446      66,800  SH          SHARED(2)                           66,800
FEDERATED DEPT STORES INC DE     COM   31410H101      11725     160,000  SH          SHARED(2)                          160,000
FIRST ACCEPTANCE CORP            COM   318457108      11771   1,244,279  SH          SHARED(2)                        1,244,279
FLOW INTL CORP                   COM   343468104        619      96,800  SH          OTHER(3)                            96,800
FREESCALE SEMICONDUCTOR INC      COM   35687M107       4177     198,800  SH           SOLE(1)                198,800
                                 CLA
FROZEN FOOD EXPRESS INDS INC     COM   359360104        198      17,500  SH          OTHER(3)                            17,500
GAMESTOP CORP                    CLA   36466R101      20584     629,300  SH          SHARED(2)                          629,300
GAMESTOP CORP                    CLA   36466R101       3641     111,300  SH    PUT   SHARED(2)                          111,300
GENITOPE COR                     COM   37229P507       9887     770,000  SH   CALL   SHARED(2)                          770,000
GENITOPE COR                     COM   37229P507       3114     242,500  SH    PUT   SHARED(2)                          242,500
GENITOPE CORP                    COM   37229P507      17898   1,393,926  SH          SHARED(2)                        1,393,926
GENTIVA HEALTH SERVICES INC      COM   37247A102       6655     372,600  SH          SHARED(2)                          372,600
GOLD BANC CORP INC               COM   379907108        800      55,000  SH           SOLE(1)                 55,000
GRANT PRIDECO INC                COM   38821G101       1984      75,000  SH           SOLE(1)                 75,000
GUESS INC                        COM   401617105       6856     413,500  SH          SHARED(2)                          413,500
GYMBOREE CORP                    COM   403777105       2892     211,700  SH           SOLE(1)                211,700
HASBRO INC                       COM   418056107       4588     220,700  SH           SOLE(1)                220,700
HAVERTY FURNITURE COMPANIES      COM   419596101       1404      95,000  SH           SOLE(1)                 95,000
HOLLY CORP                       COM   435758305       7001     150,000  SH          SHARED(2)                          150,000
                                 PAR
                                 $0.01
INFOCROSSING INC                 COM   45664X109       1605     128,734  SH          SHARED(2)                          128,734
INTERNATIONAL DISPLAYWORKS I     COM   459412102       5590     698,690  SH          SHARED(2)                          698,690
INTEROIL CORP                    COM   460951106        815      30,000  SH           SOLE(1)                 30,000
INTERSTATE HOTELS & RESRTS I     COM   46088S106       6668   1,358,100  SH          SHARED(2)                        1,358,100
INTEVAC INC                      COM   461148108       1237     118,100  SH          OTHER(3)                           118,100
INSMED INC                       COM   457669208        188     191,852  SH           SOLE(1)                191,852
IVAX CORP                        COM   465823102      12459     579,500  SH          SHARED(2)                          579,500
JARDEN CORP                      COM   471109108       7117     132,000  SH          SHARED(2)                          132,000
JARDEN CORP                      COM   471109108       5392     100,000  SH    PUT    SOLE(1)                100,000
KEYNOTE SYS INC                  COM   493308100        233      20,000  SH          OTHER(3)                            20,000
KINDRED HEALTHCARE INC           COM   494580103       6682     168,700  SH          SHARED(2)                          168,700
KNOT INC                         COM   499184109        166      25,000  SH          OTHER(3)                            25,000
KRISPY KREME                     COM   501014954       1740     250,000  SH    PUT    SOLE(1)                250,000
LAIDLAW INTL INC                 COM   50730R102      22239     922,800  SH          SHARED(2)                          922,800
LAIDLAW INTL INC                 COM   50730R5KD       1446      60,000  SH   CALL   SHARED(2)                          60,000
LANGER BIOMECHANICS GROUP INC    COM   515707107        488      75,000  SH          SHARED(2)                           75,000
LTX CORP                         COM   502392103        941     190,000  SH          SHARED(2)                          190,000


MAD CATZ INTERACTIVE INC         COM   556162105        477     429,400  SH          OTHER(3)                           429,400
MASSEY ENERGY CORP               COM   576206106       2976      78,900  SH           SOLE(1)                 78,900
MAX RE CAPITAL LTD HAMILTON      SHS   G6052F103      22459     980,745  SH          SHARED(2)                          980,745
MEASUREMENT SPECIALTIES INC      COM   583421102        952      41,000  SH          OTHER(3)                            41,000
MERRILL LYNCH & CO INC           COM   590188108       2200      40,000  SH           SOLE(1)                 40,000
MULTIMEDIA GAMES INC             COM   626563105       4338     394,000  SH          SHARED(2)                          394,000
NATIONAL OILWELL VARCO INC       COM   637071101       3803      80,000  SH           SOLE(1)                 80,000
NEIGHBORCARE INC                 COM   64015Y104       1659      50,000  SH           SOLE(1)                 50,000
NOVELIS INC                      COM   67000X106       3477     135,400  SH          SHARED(2)                          135,400
NUTRACEUTICAL INTERNATIONAL      COM   67060Y101        421      31,500  SH          OTHER(3)                            31,500
NTL INC                          COM   62940M904       4105      60,000  SH   CALL    SOLE(1)                 60,000
OMNICARE INC                     COM   681904108       1697      40,000  SH           SOLE(1)                 40,000
OREGON STL MLS INC               COM   686079104       8901     517,200  SH          SHARED(2)                          517,200
PARALLEL PETR CORP DEL           COM   699157103      10424   1,177,859  SH          SHARED(2)                        1,177,859
PARTY CITY CORP                  COM   702145103      23630   1,969,164  SH          SHARED(2)                        1,969,164
PERVASIVE SOFTWARE INC           COM   715710109        339      80,000  SH          OTHER(3)                            80,000
PIONEER DRILLING CO              COM   723655106        458      30,000  SH          OTHER(3)                            30,000
PLAINS EXPL & PRODTN CO          COM   726505100       8854     249,200  SH          SHARED(2)                          249,200
PORTAL SOFTWARE INC              COM   736126301       1702     850,820  SH          SHARED(2)                          850,820
                                 NEW
PRE PAID LEGAL SVCS INC          COM   740065107       7707     172,600  SH          SHARED(2)                          172,600
REMEC INC                        COM   759543200       1127     176,137  SH          OTHER(3)                           176,137
                                 NEW
RETAIL VENTURES INC              COM   76128Y102        423      31,000  SH          OTHER(3)                            31,000
RITE AID CORP                    COM   767754104       5476   1,310,100  SH           SOLE(1)              1,310,100
RPC INC                          COM   749660106       4655     275,100  SH          SHARED(2)                          275,100
RUBY TUESDAY INC                 COM   781182100       2202      85,000  SH          SHARED(2)                           85,000
SIMPSON MANUFACTURING CO INC     COM   829073105       4277     140,000  SH           SOLE(1)                140,000
SLM CORP                         COM   78442P106        914      18,000  SH          SHARED(2)                           18,000
SNB BANCSHARES INC TEX           COM   78460M209       2200     200,000  SH          SHARED(2)                          200,000
SPIRIT FIN CORP                  COM   848568309       5288     450,000  SH           SOLE(1)                450,000
STAGE STORES INC                 COM   85254C305      10460     239,900  SH          SHARED(2)                          239,900
                                 NEW
STERIS CORP                      COM   859152100        644      25,000  SH          SHARED(2)                           25,000
STERIS CORP                      COM   859152100        438      17,000  SH    PUT   OTHER(3)                            17,000
SWS GROUP INC                    COM   78503N107       1100      64,000  SH          SHARED(2)                           64,000
TAG-IT PAC INC                   COM   873774103        771     329,300  SH          SHARED(2)                          329,300
TRM CORP                         COM   872636105       8512     506,065  SH          SHARED(2)                          506,065
UNITED AMER INDEMNITY LTD        CLA   90933T109       1627      94,649  SH           SOLE(1)                 94,649
UNITED SURGICAL PARTNERS INT     COM   913016959        694      20,000  SH    PUT   SHARED(2)                           20,000
USANA HEALTH SCIENCES INC        COM   90328M107       3130      74,000  SH          SHARED(2)                           74,000
VAALCO ENERGY INC                COM   91851C201       1549     447,800  SH          SHARED(2)                          447,800
                                 NEW
VESTA INSURANCE GROUP INC        COM   925391104        650     250,000  SH          OTHER(3)                           250,000

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.